Details of the fair value of plan assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [Abstract]
Equity instruments	₩ 189,235	₩ 96,823
Debt instruments	648,265	510,184
Bank deposit	199,743	275,518
Others	1,074,070	892,806
Plan assets	₩ 2,111,313	₩ 1,775,331